Shareholder Report	12 Months Ended	92 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
Entity Central Index Key	0001267862
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005433
Shareholder Report [Line Items]
Fund Name	Diversified Mid-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	PRDMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve, along with diminished political uncertainty following the U.S. elections.

  Stock selection in the information technology sector was a very strong contributor to performance relative to the Russell Midcap Growth Index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock choices in utilities and consumer staples companies also added value, though to a lesser degree.

  Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance.

  The fund seeks to provide long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Diversified Mid-Cap Growth Fund (Investor Class)	23.73%	11.05%	11.93%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,747,871,000	$ 2,747,871,000
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 14,986,000
InvestmentCompanyPortfolioTurnover	46.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,747,871 Number of Portfolio Holdings280
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	27.3%
Industrials & Business Services	17.7
Consumer Discretionary	13.9
Financials	12.7
Health Care	12.5
Communication Services	4.2
Energy	4.0
Real Estate	2.2
Consumer Staples	2.0
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Palantir Technologies	4.8%
AppLovin	2.9
Vistra	2.0
Trade Desk	1.8
Ameriprise Financial	1.6
Axon Enterprise	1.5
Cencora	1.4
Vertiv Holdings	1.4
Fair Isaac	1.4
Datadog	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190557
Shareholder Report [Line Items]
Fund Name	Diversified Mid-Cap Growth Fund
Class Name	I Class
Trading Symbol	RPTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve, along with diminished political uncertainty following the U.S. elections.

  Stock selection in the information technology sector was a very strong contributor to performance relative to the Russell Midcap Growth Index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock choices in utilities and consumer staples companies also added value, though to a lesser degree.

  Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance.

  The fund seeks to provide long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Diversified Mid-Cap Growth Fund (I Class)	23.95%	11.24%	13.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.79
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	13.09

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,747,871,000	$ 2,747,871,000
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 14,986,000
InvestmentCompanyPortfolioTurnover	46.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,747,871 Number of Portfolio Holdings280
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	27.3%
Industrials & Business Services	17.7
Consumer Discretionary	13.9
Financials	12.7
Health Care	12.5
Communication Services	4.2
Energy	4.0
Real Estate	2.2
Consumer Staples	2.0
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Palantir Technologies	4.8%
AppLovin	2.9
Vistra	2.0
Trade Desk	1.8
Ameriprise Financial	1.6
Axon Enterprise	1.5
Cencora	1.4
Vertiv Holdings	1.4
Fair Isaac	1.4
Datadog	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless